Collateralized Transactions (Assets Subject To Lien) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	¥ 2,285,209	¥ 2,337,316
Loans And Receivables [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	55,236	27,635
Trading Assets [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	1,515,079	2,010,605
Office buildings, land, equipment and facilities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	116,530	20,815
Non-Trading Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	337,681	278,261
Other [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Assets subject to lien, amount	¥ 260,683